Equity (Details) - USD ($)					6 Months Ended	12 Months Ended
	Aug. 09, 2018	Jul. 10, 2018	Jul. 06, 2018	Apr. 06, 2018	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 20, 2019	Jul. 06, 2016
Equity (Details) [Line Items]
Sale of stock, description			the Company agreed to sell to such investors an aggregate of 769,232 ordinary shares together with Series A warrants to purchase a total of 576,924 ordinary shares (the “Series A Warrants”), for gross proceeds of approximately $2.0 million. Each investor will receive a Series A Warrant to purchase a number of shares equal to 75% of the number of ordinary shares the investor purchases in the offering with a warrant term of four (4) years. The purchase price for each ordinary share and the related Series A Warrants is $2.60. The Series A Warrants have an exercise price of $2.60. In connection with the offering, the investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the “Series B Warrants”) for nominal consideration.		The purchase price for each ordinary share and the related Series A Warrants is $2.60. The Series A Warrants have an exercise price of $2.60. In connection with the offering, the investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the “Series B Warrants”) for nominal consideration. If on the 30th day after the closing date of the transaction, the closing bid price of the Company’s ordinary shares is less than $2.60, the investors shall have the right to exercise the Series B Warrants and the number of ordinary shares to be issued to the investors upon exercise of the Series B Warrants shall be adjusted (upward or downward, as necessary) based on the closing bid price of the Company’s ordinary shares on such date. The closing of the offering took place on July 10, 2018. On August 9, 2018, the closing bid price of the Company’s ordinary shares was $1.29, and thus the Series B Warrant was exercised for 390,579 ordinary shares.As of June 30, 2022 and December 31, 2021, there were 25,287,851 ordinary shares issued and outstanding. Ordinary Shares Held in Escrow Upon completion of the business combination between the Company and Adrie, an aggregate of 20 million ordinary shares were issued and 8 million of the issued ordinary shares were deposited in escrow (the “Escrow Shares”). One-third of the Escrow Shares (along with the related accrued dividends and distributions) was released in 2017, and two thirds of 8 million escrowed restricted shares were not released. Preferred Shares The Company is authorized to issue unlimited preferred shares, in one or more series, with such designations, voting and other rights and preferences as may be determined from time to time by the board of directors. As of June 30, 2022 and December 31, 2021 there were 715,000 Class A preferred shares issued and outstanding. As of June 30, 2022 and December 31, 2021, there were 291,795,150 Class B preferred shares issued and outstanding. Warrants A summary of warrants activity for the six months ended June 30, 2022 and 2021 is as follows: Number of shares Weighted average life Expiration dates Balance of warrants outstanding as of December 31, 2017 9,280,323 4.98 years July 6, 2021 Grants of Series A Warrants 576,924 2.98 years July 9, 2022 Grants of Placement Agent Warrant 46,154 2.98 years July 9, 2022 Grants of Series B Warrants 390,579 - years August 9, 2018 Exercise of Series B Warrants (390,579) Balance of warrants outstanding as of December 31, 2018 9,903,401 2.58 years * Balance of warrants outstanding as of December 31, 2019 9,903,401 1.58 years * Balance of warrants outstanding as of June 30, 2020 (unaudited) 9,903,401 1.02 years Balance of warrants outstanding as of December 31, 2020 9,903,401 0.58 years * Expire of Warrants issued in July 6, 2016 (9,280,323) Balance of warrants outstanding as of December 31, 2021 623,078 0.52 years * Balance of warrants outstanding as of June 30, 2022 (unaudited) 623,078 0.02 years * * As of June 30, 2022 and December 31, 2021, the Company’s 623,078 shares of warrants were comprised of 576,924 Series A Warrants and 46,154 Placement Agent Warrants which would expire on July 9, 2022, respectively. Series A Warrants In connection with the private placement closed on July 10, 2018, the Company issued Series A warrants to investors to purchase a total of 576,924 ordinary shares with a warrant term of four (4) years. The Series A Warrants have an exercise price of $2.60 per share. On January 9, 2019, the Board of the Company approved a downward adjustment of the exercise price from $2.60 to $1.18. The Series A Warrants have customary anti-dilution protections including a “full ratchet” anti-dilution adjustment provision which are triggered in the event the Company sells or grants any additional ordinary shares, options, warrants or other securities that are convertible into ordinary shares at a price lower than $2.60 per share. The anti-dilution adjustment provision is not triggered by certain “exempt issuances” which among other issuances, includes the issuance of ordinary shares, options or other securities to officers, employees, directors, consultants or service providers. Based on an evaluation as discussed in FASB ASC 815-15, “Embedded Derivatives” and FASB ASC 815-40-15, “Contracts in Entity’s Own Equity – Scope and Scope Exceptions,” the Company determined that the Series A Warrants were not considered indexed to its own stock because neither the occurrence of a sale of equity securities by the issuer at market nor the issuance of another equity contract with a lower strike price is an input to the fair value of a fixed-for-fixed option or forward on equity shares. As such, the Series A Warrants were classified as a liability. Liability classification requires the warrant to be re-measured to their fair value for each reporting period. As of July 10, 2018, December 31, 2021 and June 30, 2022, the Company estimated fair value of the Series A Warrants at $1,202,310, $12,500 and $nil, respectively, using the Black-Scholes valuation model, which took into consideration the underlying price of ordinary shares, a risk-free interest rate, expected term and expected volatility. As a result, the valuation of the warrant was categorized as Level 3 in accordance with ASC 820, “Fair Value Measurement”. On the July 10, 2018, December 31, 2021 and June 30, 2022, the Company estimated the fair value of Series A Warrants using the following assumption. On July 10, 2018 On December 31, 2021 On June 30, 2022 Terms of warrants 48 months 12 months 9 days Exercise price 2.60 1.18 1.18 Risk free rate of interest 2.77% 0.16% 0.04% Dividend yield 0.00% 0.00% 0.00% Annualized volatility of underlying stock 2.03 2.19 2.19 Series B Warrants In connection with the private placement closed on July 10, 2018, the investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the “Series B Warrants”) for nominal consideration.
Ordinary shares held in escrow, description					Upon completion of the business combination between the Company and Adrie, an aggregate of 20 million ordinary shares were issued and 8 million of the issued ordinary shares were deposited in escrow (the “Escrow Shares”).	Upon consummation of the business combination between the Company and Adrie, an aggregate of 20 million ordinary shares were issued and 8 million of the issued ordinary shares were deposited in escrow (the “Escrow Shares”).
Earn out payment (in Dollars)										$ 8,000,000
Earn out payment not achieved (in Dollars)								$ 8,000,000	$ 8,000,000
Percentage of ordinary shares				6.00%
Incremental issuance costs (in Dollars)		$ 310,000
Statutory reserve, description					The Company is required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.	The Company is required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.
Statutory reserve (in Dollars)					$ 362,797	$ 362,797	$ 202,592
Ordinary shares issued					25,287,851	25,287,851	25,287,851
Ordinary shares outstanding					25,287,851	25,287,851	25,287,851
Escrowed restricted (in Dollars)					$ 8,000,000
Warrants outstanding					623,078	623,078
Changes in fair value of warrant liabilities (in Dollars)						$ 1,259
Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares issued					25,287,851	25,287,851
Ordinary shares outstanding					25,287,851	25,287,851
Placement Agent Warrants [Member]
Equity (Details) [Line Items]
Estimated fair value (in Dollars)		96,185				$ 1,259	$ 1,477
Minimum [Member]
Equity (Details) [Line Items]
Earn out payment						23,300,000
Maximum [Member]
Equity (Details) [Line Items]
Earn out payment						40,000,000
2016 [Member] | Minimum [Member]
Equity (Details) [Line Items]
Earn out payment						20,200,000
2016 [Member] | Maximum [Member]
Equity (Details) [Line Items]
Earn out payment						32,000,000
2017 [Member] | Minimum [Member]
Equity (Details) [Line Items]
Earn out payment						22,600,000
2017 [Member] | Maximum [Member]
Equity (Details) [Line Items]
Earn out payment						38,000,000
2018 [Member] | Minimum [Member]
Equity (Details) [Line Items]
Earn out payment						25,600,000
2018 [Member] | Maximum [Member]
Equity (Details) [Line Items]
Earn out payment						44,000,000
Series A Warrants [Member]
Equity (Details) [Line Items]
Sale of stock, description					In connection with the private placement closed on July 10, 2018, the Company issued Series A warrants to investors to purchase a total of 576,924 ordinary shares with a warrant term of four (4) years. The Series A Warrants have an exercise price of $2.60 per share. On January 9, 2019, the Board of the Company approved a downward adjustment of the exercise price from $2.60 to $1.18.	In connection with the private placement closed on July 10, 2018, the Company issued Series A warrants to investors to purchase a total of 576,924 ordinary shares with a warrant term of four (4) years. The Series A Warrants have an exercise price of $2.60 per share. On January 9, 2019, the Board of the Company approved a downward adjustment of exercise price from $2.6 to $1.18.
Convertible common stock price per share (in Dollars per share)					$ 2.6	$ 2.6
Estimated fair value (in Dollars)		1,202,310				$ 12,500	$ 15,739
Changes in fair value of warrant liabilities (in Dollars)						$ 12,500
Series B Warrants [Member]
Equity (Details) [Line Items]
Estimated fair value (in Dollars)		504,499
Warrant, description	On August 9, 2018, the closing bid price of the Company’s ordinary shares was $1.29, and thus the investors exercised the Series B Warrant for 390,579 ordinary shares at $391. The carrying fair value of the warrant liabilities on the exercise day was $0.50 million and the fair value change in warrant liabilities for the years ended December 31, 2018 was $652. The Company incurred a gain of $652 upon exercise of the warrants.
Private Placement [Member]
Equity (Details) [Line Items]
Sale of stock, description			On July 6, 2018, the Company and certain institutional investors entered into a securities purchase agreement (“Private Placement”), pursuant to which the Company agreed to sell to such investors an aggregate of 769,232 ordinary shares together with Series A warrants to purchase a total of 576,924 ordinary shares (the “Series A Warrants”), for gross proceeds of approximately $2.0 million. Each investor will receive a Series A Warrant to purchase a number of shares equal to 75% of the number of ordinary shares the investor purchases in the offering with a warrant term of four (4) years. The purchase price for each ordinary share and the related Series A Warrants is $2.60. The Series A Warrants have an exercise price of $2.60. In connection with the offering, the investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the “Series B Warrants”) for nominal consideration. If on the 30th day after the closing date of the transaction, the closing bid price of the Company’s ordinary shares is less than $2.60, the investors shall have the right to exercise the Series B Warrants and the number of ordinary shares to be issued to the investors upon exercise of the Series B Warrants shall be adjusted (upward or downward, as necessary) based on the closing bid price of the Company’s ordinary shares on such date. The closing of the offering took place on July 10, 2018. On August 9, 2018, the closing bid price of the Company’s ordinary shares was $1.29, and thus the Series B Warrant was exercised for 390,579 ordinary shares.
Private Placement [Member] | Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares outstanding						25,287,851	25,287,851
Series A Warrants [Member]
Equity (Details) [Line Items]
Warrants outstanding					576,924	576,924
Placement Agent Warrants [Member]
Equity (Details) [Line Items]
Estimated fair value (in Dollars)		$ 96,185
Warrants outstanding					46,154	46,154
Class A Preferred Shares [Member]
Equity (Details) [Line Items]
Preferred shares outstanding						715,000	715,000
Preferred shares issued					715,000							715,000
Preferred shares outstanding					715,000	715,000
Class B Preferred Shares [Member]
Equity (Details) [Line Items]
Preferred shares outstanding						291,795,150
Preferred shares issued						291,795,150
Preferred shares issued					291,795,150	291,795,150					291,795,150
Preferred shares outstanding					291,795,150	291,795,150